Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Securities
Note 4. Securities
The following tables summarize the Company’s portfolio of debt securities available for sale and equity investments with readily determinable fair values at March 31, 2021 and December 31, 2020:

	March 31, 2021
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,183,746	$40,473	$14,901	$1,209,318
GSE CMOs	2,007,855	28,837	50,422	1,986,270

Total mortgage-related debt securities	$3,191,601	$69,310	$65,323	$3,195,588

Other Debt Securities:
U. S. Treasury obligations	$64,993	$5	$—	$64,998
GSE debentures	1,433,280	2,693	67,632	1,368,341
Asset-backed securities (1)	520,111	4,030	3,368	520,773
Municipal bonds	25,715	482	186	26,011
Corporate bonds	870,886	16,594	5,410	882,070
Foreign notes	25,000	993	—	25,993
Capital trust notes	95,621	6,823	8,313	94,131

Total other debt securities	$3,035,606	$31,620	$84,909	$2,982,317

Total debt securities available for sale	$6,227,207	$100,930	$150,232	$6,177,905

Equity Securities:
Mutual funds	15,814	116	129	15,801

Total equity securities	$15,814	$116	$129	$15,801

Total securities (2)	$6,243,021	$101,046	$150,361	$6,193,706

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Excludes accrued interest receivable of $14.8 million included in other assets in the Consolidated Statements of Condition.

	December 31, 2020
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,155,436	$54,310	$136	$1,209,610
GSE CMOs	1,786,896	44,691	2,872	1,828,715

Total mortgage-related debt securities	$2,942,332	$99,001	$3,008	$3,038,325

Other Debt Securities:
U.S. Treasury obligations	$64,984	$1	$—	$64,985
GSE debentures	1,158,253	3,998	3,949	1,158,302
Asset-backed securities (1)	530,226	2,576	5,703	527,099
Municipal bonds	25,776	625	90	26,311
Corporate bonds	870,745	17,928	6,447	882,226
Foreign notes	25,000	538	—	25,538
Capital trust notes	95,507	5,540	10,500	90,547

Total other debt securities	$2,770,491	$31,206	$26,689	$2,775,008

Total other securities available for sale	$5,712,823	$130,207	$29,697	$5,813,333

Equity Securities:
Preferred stock	$15,292	$201	$—	$15,493
Mutual funds	15,814	269	—	16,083

Total equity securities	$31,106	$470	$—	$31,576

Total securities (2)	$5,743,929	$130,677	$29,697	$5,844,909

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.
At March 31, 2021 and December 31, 2020, respectively, the Company had $699.0 million and $714.0 million of
FHLB-NY
stock, at cost. The Company maintains an investment in
FHLB-NY
stock partly in conjunction with its membership in the FHLB and partly related to its access to the FHLB funding it utilizes.
The following table summarizes the gross proceeds, gross realized gains, and gross realized losses from the sale of available-for-sale
securities during the three months ended March 31, 2021 and 2020:

	For the Three Months Ended March 31,
(in thousands)	2021	2020
Gross proceeds	—	$369,972
Gross realized gains	—	1,811
Gross realized losses	—	1,062
Net losses on equity securities recognized in earnings for the three months ended March 31, 2021 and 2020 were $483,000 and $215,000, respectively.
The following table summarizes, by contractual maturity, the amortized cost of securities at March 31, 2021:

(dollars in thousands)	Mortgage- Related Securities	Average Yield	U.S. Government and GSE Obligations	Average Yield	State, County, and Municipal	Average Yield (1)	Other Debt Securities (2)	Average Yield	Fair Value
Available-for-Sale Debt Securities:
Due within one year	$23,017	3.76%	$75,943	0.54%	$—	—%	$49,817	3.01%	$149,348
Due from one to five years	361,118	3.18	21,924	3.52	—	—	223,181	1.87	637,035
Due from five to ten years	175,554	2.48	238,052	2.16	19,840	3.51	706,390	2.03	1,146,853
Due after ten years	2,631,912	1.98	1,162,354	1.53	5,875	3.33	532,230	1.25	4,244,669

Total debt securities available for sale	$3,191,601	2.16%	$1,498,273	1.61%	$25,715	3.47%	$1,511,618	1.76%	$6,177,905

(1)	Not presented on a tax-equivalent basis.
(2)	Includes corporate bonds, capital trust notes, and asset-backed securities.
The following table presents securities with no related allowance having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of March 31, 2021:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
GSE certificates	$323,281	$14,901	$—	$—	$323,281	$14,901
GSE CMOs	918,257	50,422	—	—	918,257	50,422
GSE debentures	1,244,721	67,633	—	—	1,244,721	67,633
Asset-backed securities	112,149	405	179,063	2,962	291,212	3,367
Municipal bonds	—	—	8,744	186	8,744	186
Corporate bonds	—	—	319,590	5,410	319,590	5,410
Capital trust notes	—	—	35,601	8,313	35,601	8,313
Equity securities	11,676	129	—	—	11,676	129

Total temporarily impaired securities	$2,610,084	$133,490	$542,998	$16,871	$3,153,082	$150,361

The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2020:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury obligations	$—	$—	$—	$—	$—	$—
U. S. Government agency and GSE obligations	58,876	136	—	—	58,876	136
GSE certificates	442,207	2,807	73,568	65	515,775	2,872
GSE CMOs	522,441	3,949	—	—	522,441	3,949
Asset-backed securities	—	—	363,618	5,703	363,618	5,703
Municipal bonds	—	—	8,891	90	8,891	90
Corporate bonds	72,024	2,976	246,528	3,471	318,552	6,447
Foreign notes	—	—	—	—	—	—
Capital trust notes	—	—	33,393	10,500	33,393	10,500
Equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$1,095,548	$9,868	$725,998	$19,829	$1,821,546	$29,697

The investment securities designated as having a continuous loss position for twelve months or more at March 31, 2021 consisted of five capital trusts notes, five asset-backed securities, five corporate bonds, and one municipal bond. The investment securities designated as having a continuous loss position for twelve months or more at December 31, 2020 consisted of four agency collateralized mortgage obligations, five capital trusts notes, seven asset-backed securities, three corporate bonds, and one municipal bond.
The Company evaluates
available-for-sale
debt securities in unrealized loss positions at least quarterly to determine if an allowance for credit losses is required. Based on an evaluation of available information about past events, current conditions, and reasonable and supportable forecasts that are relevant to collectability, the Company has concluded that it expects to receive all contractual cash flows from each security held in its available-for-sale
securities portfolio.
We first assess whether (i) we intend to sell, or (ii) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If either of these criteria is met, any previously recognized allowances are charged off and the security’s amortized cost basis is written down to fair value through income. If neither of the aforementioned criteria is met, we evaluate whether the decline in fair value has resulted from credit losses or other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.
None of the unrealized losses identified as of March 31, 2021 or December 31, 2020 relates to the marketability of the securities or the issuers’ ability to honor redemption obligations. Rather, the unrealized losses relate to changes in interest rates relative to when the investment securities were purchased, and do not indicate credit-related impairment. Management based this conclusion on an analysis of each issuer including a detailed credit assessment of each issuer. The Company does not intend to sell, and it is not more likely than not that the Company will be required to sell the positions before the recovery of their amortized cost basis, which may be at maturity. As such, no allowance for credit losses was recorded with respect to debt securities as of or during the three months ended March 31, 2021.
Management has made the accounting policy election to exclude accrued interest receivable on available-for-sale
securities from the estimate of credit losses.
Available-for-sale
debt securities are placed on
non-accrual
status when we no longer expect to receive all contractual amounts due, which is generally at 90 days past due. Accrued interest receivable is reversed against interest income when a security is placed on non-accrual
status.

NOTE 4: SECURITIES
The following tables summarize the Company’s portfolio of debt securities available for sale and equity investments with readily determinable fair values at December 31, 2020 and 2019:

	December 31, 2020
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,155,436	$54,310	$136	$1,209,610
GSE CMOs	1,786,896	44,691	2,872	1,828,715

Total mortgage-related debt securities	$2,942,332	$99,001	$3,008	$3,038,325

Other Debt Securities:
U. S. Treasury obligations	$64,984	$1	$—	$64,985
GSE debentures	1,158,253	3,998	3,949	1,158,302
Asset-backed securities (1)	530,226	2,576	5,703	527,099
Municipal bonds	25,776	625	90	26,311
Corporate bonds	870,745	17,928	6,447	882,226
Foreign notes	25,000	538	—	25,538
Capital trust notes	95,507	5,540	10,500	90,547

Total other debt securities	$2,770,491	$31,206	$26,689	$2,775,008

Total debt securities available for sale	$5,712,823	$130,207	$29,697	$5,813,333

Equity securities:
Preferred stock	15,292	201	—	15,493
Mutual funds	15,814	269	—	16,083

Total equity securities	$31,106	$470	$—	$31,576

Total securities (2)	$5,743,929	$130,677	$29,697	$5,844,909

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government..
(2)	Excludes accrued interest receivable of $14.9 million included in other assets in the Consolidated Statements of Condition.

	December 31, 2019
(in thousands)	Amortized Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value
Debt securities available-for-sale
Mortgage-Related Debt Securities:
GSE certificates	$1,530,317	$26,069	$3,763	$1,552,623
GSE CMOs	1,783,440	21,213	3,541	1,801,112

Total mortgage-related debt securities	$3,313,757	$47,282	$7,304	$3,353,735

Other Debt Securities:
U. S. Treasury obligations	$41,820	$19	$—	$41,839
GSE debentures	1,093,845	5,707	5,312	1,094,240
Asset-backed securities (1)	384,108	—	10,854	373,254
Municipal bonds	26,808	559	475	26,892
Corporate bonds	854,195	15,970	2,983	867,182
Capital trust notes	95,100	7,121	6,306	95,915

Total other debt securities	$2,495,876	$29,376	$25,930	$2,499,322

Total other securities available for sale	$5,809,633	$76,658	$33,234	$5,853,057

Equity securities:
Preferred stock	15,292	122	—	15,414
Mutual funds and common stock (2)	16,871	718	173	17,416

Total equity securities	$32,163	$840	$173	$32,830

Total securities (3)	$5,841,796	$77,498	$33,407	$5,885,887

(1)	The underlying assets of the asset-backed securities are substantially guaranteed by the U.S. Government.
(2)	Primarily consists of mutual funds that are CRA-qualified investments.
(3)	Excludes accrued interest receivable of $24.4 million included in other assets in the Consolidated Statements of Condition.
At December 31, 2020 and 2019, respectively, the Company had $714.0 million and $647.6 million of
FHLB-NY
stock, at cost. The Company maintains an investment in
FHLB-NY
stock partly in conjunction with its membership in the FHLB and partly related to its access to the FHLB funding it utilizes.
The following table summarizes the gross proceeds, gross realized gains, and gross realized losses from the sale of available-for-sale
securities during the years ended December 31, 2020, 2019, and 2018:

	December 31,
(in thousands)	2020	2019	2018
Gross proceeds	$483,872	$361,311	$278,539
Gross realized gains	1,945	5,445	967
Gross realized losses	1,262	—	981
Net unrealized gains on equity securities recognized in earnings for the years ended December 31, 2020 and 2019, were $582,000 and $2.3 million, respectively. Net unrealized losses on equity securities recognized in earnings for the year ended December 31, 2018 were $2.0 million.
The following table summarizes, by contractual maturity, the amortized cost of securities at December 31, 2020:

	Mortgage- Related Securities	Average Yield	U.S. Government and GSE Obligations	Average Yield	State, County, and Municipal	Average Yield (1)	Other Debt Securities (2)	Average Yield	Fair Value
(dollars in thousands)
Available-for-Sale Debt Securities:
Due within one year	$49,797	3.03%	$75,934	0.56%	$—	—%	$49,704	3.02	$176,720
Due from one to five years	405,157	3.16	21,924	3.52	—	—	151,873	2.22	615,048
Due from five to ten years	175,689	2.48	138,053	2.37	19,898	3.51	779,401	1.88	1,130,037
Due after ten years	2,311,689	2.15	987,326	1.60	5,878	3.33	540,500	1.29	3,891,528

Total debt securities available for sale	$2,942,332	2.32	$1,223,237	1.66	$25,776	3.47	$1,521,478	1.74	$5,813,333

(1)	Not presented on a tax-equivalent basis.
(2)	Includes corporate bonds, capital trust notes, foreign notes, and asset-backed securities.
The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2020:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury obligations	$—	$—	$—	$—	$—	$—
GSE certificates	58,876	136	—	—	58,876	136
GSE CMOs	442,207	2,807	73,568	65	515,775	2,872
GSE debenture	522,441	3,949	—	—	522,441	3,949
Asset-backed securities	—	—	363,618	5,703	363,618	5,703
Municipal bonds	—	—	8,891	90	8,891	90
Corporate bonds	72,024	2,976	246,528	3,471	318,552	6,447
Foreign notes	—	—	—	—	—	—
Capital trust notes	—	—	33,393	10,500	33,393	10,500
Equity securities	—	—	—	—	—	—

Total temporarily impaired securities	$1,095,548	$9,868	$725,998	$19,829	$1,821,546	$29,697

The following table presents securities having a continuous unrealized loss position for less than twelve months and for twelve months or longer as of December 31, 2019:

	Less than Twelve Months		Twelve Months or Longer		Total
(in thousands)	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
Temporarily Impaired Securities:
U. S. Treasury Obligations	$11,917	$—	$—	$—	$11,917	$—
GSE debentures	297,179	3,916	138,189	1,396	435,368	5,312
GSE certificates	396,930	3,718	7,542	45	404,472	3,763
GSE CMOs	609,502	2,582	133,955	959	743,457	3,541
Asset-backed securities	256,619	7,701	116,635	3,154	373,254	10,855
Municipal bonds	—	—	9,349	475	9,349	475
Corporate bonds	99,300	700	172,717	2,282	272,017	2,982
Capital trust notes	—	—	37,525	6,306	37,525	6,306
Equity securities	—	—	11,633	173	11,633	173

Total temporarily impaired securities	$1,671,447	$18,617	$627,545	$14,790	$2,298,992	$33,407

The investment securities designated as having a continuous loss position for twelve months or more at December 31, 2020 consisted of four agency collateralized mortgage obligations, five capital trusts notes, seven asset-backed securities, three corporate bonds, and one municipal bond. The investment securities designated as having a continuous loss position for twelve months or more at December 31, 2019 consisted of seven US Government agency securities, five capital trusts notes, three agency mortgage-related securities, three agency CMOs, three asset-backed securities, two corporate bonds, one municipal bond, and one mutual fund.
The Company evaluates
available-for-sale
debt securities in unrealized loss positions at least quarterly to determine if an allowance for credit losses is required. Based on an evaluation of available information about past events, current conditions, and reasonable and supportable forecasts that are relevant to collectability, the Company has concluded that it expects to receive all contractual cash flows from each security held in its available-for-sale
securities portfolio.
We first assess whether (i) we intend to sell, or (ii) it is more likely than not that we will be required to sell the security before recovery of its amortized cost basis. If either of these criteria is met, any previously recognized allowances are charged off and the security’s amortized cost basis is written down to fair value through income. If neither of the aforementioned criteria are met, we evaluate whether the decline in fair value has resulted from credit losses or other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for credit losses is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis. Any impairment that has not been recorded through an allowance for credit losses is recognized in other comprehensive income.
None of the unrealized losses identified as of December 31, 2020 or December 31, 2019 relates to the marketability of the securities or the issuers’ ability to honor redemption obligations. Rather, the unrealized losses relate to changes in interest rates relative to when the investment securities were purchased, and do not indicate credit-related impairment. Management based this conclusion on an analysis of each issuer including a detailed credit assessment of each issuer. The Company does not intend to sell, and it is not more likely than not that the Company will be required to sell the positions before the recovery of their amortized cost basis, which may be at maturity. As such, no allowance for credit losses was recorded with respect to debt securities as of or during the nine months ended December 31, 2020.
Management has made the accounting policy election to exclude accrued interest receivable on available-for-sale
securities from the estimate of credit losses.
Available-for-sale
debt securities are placed on
non-accrual
status when we no longer expect to receive all contractual amounts due, which is generally at 90 days past due. Accrued interest receivable is reversed against interest income when a security is placed on non-accrual
status.